Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	Feb. 11, 2021 USD ($)
Senior Secured Notes [Member]
Subsequent Events [Abstract]
Face amount	$ 250.0
Interest rate	5.625%
Maturity date	Feb. 15, 2026
Letters of credit outstanding	$ 3.6
New Revolving Credit Facility [Member]
Subsequent Events [Abstract]
Face amount	$ 25.0
Period prior to maturity date of Convertible Senior Notes	91 days